Document and Entity Information	Nov. 18, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	MP Materials Corp. / DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39277
Entity Tax Identification Number	84-4465489
Entity Address, Address Line One	6720 Via Austi Parkway
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	844-6111
Entity Information, Former Legal or Registered Name	Fortress Value Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001801368
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	46th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
Common Class A [Member]
Entity Information [Line Items]
Trading Symbol	MP
Security Exchange Name	NYSE
Title of 12(b) Security	Class A common stock, par value of $0.0001 per share
Warrant [Member]
Entity Information [Line Items]
Trading Symbol	MPWS
Security Exchange Name	NYSE
Title of 12(b) Security	Warrants to purchase MPMC Class A Common Stock